Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (64,351)	$ (79,065)	$ 15,527
Available-for-sale securities:
Changes in unrealized gains (losses), net of tax	8,686	(16,912)	(2,423)
Losses (gains) reclassified into net income (loss), net of tax	134	10	(32)
Net change	8,820	(16,902)	(2,455)
Cash flow hedges:
Changes in unrealized gains (losses), net of tax	(1,480)	(3,450)	415
Losses (gains) reclassified into net income (loss), net of tax	2,874	2,357	(122)
Net change	1,394	(1,093)	293
Total other comprehensive income (loss), net of tax	10,214	(17,995)	(2,162)
Comprehensive income (loss)	$ (54,137)	$ (97,060)	$ 13,365